Warrant Derivative Liabilities (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Beginning balance as of March 31, 2019	$ 3,104
Issuances of warrants - derivative liabilities	6,384
Warrants exchanged for common stock	(6,344)
Change in fair value of warrant derivative liabilities	(369)	$ 3,160
Ending balance as of March 31, 2020	$ 2,775	$ 3,104